Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Feb. 16, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES I
CIK	dei_EntityCentralIndexKey	0000764797
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 16, 2017
Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2016